Walthausen Small Cap Value Fund
	Schedule of Investments
	October 31, 2022 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Crude Petroleum & Natural Gas
65,680	Earthstone Energy, Inc. Class A *		$ 1,061,389
15,995	Gulfport Energy Corporation *		1,431,712
			2,493,101	3.65%

Electric Lighting & Wiring Equipment
24,020	AZZ Inc.		965,604
80,645	LSI Industries Inc.		619,354
			1,584,958	2.31%

Electrical Industrial Apparatus
72,915	Thermon Group Holdings, Inc. *		1,294,970	1.90%

Electrical Work
13,950	Comfort Systems USA, Inc.		1,719,756	2.52%

Electronic Components & Accessories
33,270	Vishay Precision Group, Inc. *		1,122,863	1.64%

Electronic Connectors
29,575	Methode Electronics, Inc.		1,219,377	1.78%

Farm Machinery & Equipment
7,840	Alamo Group Inc.		1,192,307	1.75%

Federal & Federally-Sponsored Credit Agencies
9,470	Federal Agricultural Mortgage Corporation - Class C		1,090,944	1.60%

Heavy Construction Other Than Building Construction - Contractors
108,951	Great Lakes Dredge & Dock Corporation *		823,670	1.21%

Instruments for Measuring & Testing of Electricity & Electric Signals
32,450	Allied Motion Technologies, Inc.		1,097,459
29,445	Cohu, Inc. *		969,329
			2,066,788	3.02%

Metal Forgings & Stampings
15,345	Materion Corporation		1,315,220
32,100	TriMas Corporation		733,485
			2,048,705	3.00%

Miscellaneous Chemical Products
66,620	Orion Engineered Carbons S.A. (Luxembourg)		1,063,255	1.56%

Mobile Homes
20,680	Skyline Champion Corporation *		1,203,783	1.76%

Motor Vehicles & Passenger Car Bodies
38,900	The Shyft Group, Inc.		893,922	1.31%

National Commercial Banks
9,631	Arrow Financial Corporation		335,351
28,226	Camden National Corporation		1,228,396
17,538	City Holding Company		1,768,707
36,650	NBT Bancorp Inc.		1,736,844
			5,069,298	7.41%

Oil & Gas Field Services, NEC
169,260	Helix Energy Solutions Group, Inc. *		1,184,820
117,170	ProPetro Holding Corp. *		1,387,293
			2,572,113	3.76%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
28,042	AdvanSix Inc.		1,020,168	1.49%

Printed Circuit Boards
21,250	Kimball Electronics, Inc. *		439,238	0.64%

Pulp Mills
80,276	Mercer International Inc. (Canada)		1,077,304	1.58%

Refrigeration & Service Industry Machinery
15,910	Tennant Company		926,758	1.36%

Retail - Jewelry Stores
8,235	Signet Jewelers Limited (Bermuda)		537,251	0.79%

Retail - Retail Stores, NEC
50,305	Titan Machinery Inc. *		1,729,486	2.53%

Retail - Shoe Stores, NEC
28,230	Shoe Carnival, Inc.		676,955	0.99%

Rolling Drawing & Extruding of Nonferrous Metals
9,300	Encore Wire Corporation		1,279,587	1.87%

Sanitary Services
52,646	Heritage-Crystal Clean, Inc. *		1,446,186	2.12%

Savings Institution, Federally Chartered
59,545	OceanFirst Financial Corp.		1,344,526	1.97%

Semiconductors & Related Devices
13,270	Kulicke and Soffa Industries, Inc. (Singapore)		556,544
13,140	OSI Systems, Inc. *		1,079,845
			1,636,389	2.39%

Services - Amusement & Recreation Services
143,320	Bowlero Corp. - Class A *		2,086,739	3.05%

Services - Automotive Repair, Services & Parking
26,840	Monro, Inc.		1,281,610	1.88%

Services - Engineering Services
25,625	VSE Corporation		1,186,181	1.74%

Services - Facilities Support Management Services
23,568	V2X, Inc. *		966,052	1.41%

Services - Home Health Care Services
9,920	Addus HomeCare Corporation *		1,016,006	1.49%

Services - Management Consulting Services
60,602	The Hackett Group, Inc.		1,323,548	1.94%

Services - To Dwellings & Other Buildings
22,198	ABM Industries Incorporated		988,033	1.45%

Special Industry Machinery, NEC
14,330	Axcelis Technologies, Inc. *		831,140	1.22%

State Commercial Banks
14,330	Business First Bancshares, Inc.		355,097
32,360	First Bancorp		1,442,285
28,570	First Financial Corporation		1,385,359
18,600	Heartland Financial USA, Inc.		917,352
11,745	Lakeland Financial Corporation		970,724
39,315	Seacoast Banking Corporation of Florida *		1,214,834
29,060	TriCo Bancshares		1,682,865
12,820	QCR Holdings, Inc.		650,102
24,845	Washington Trust Bancorp, Inc.		1,204,983
			9,823,601	14.38%

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens)
42,510	Commercial Metals Company		1,934,205	2.83%

Surety Insurance
27,237	NMI Holdings, Inc. - Class A *		597,307	0.87%

Surgical & Medical Instruments & Apparatus
16,270	Haemonetics Corporation *		1,382,137
21,395	NuVasive, Inc. *		944,161
			2,326,298	3.40%

Title Insurance
6,630	Stewart Information Services Corporation		258,305	0.38%

Total for Common Stocks (Cost $48,392,668)			64,192,683	93.95%

REAL ESTATE INVESTMENT TRUSTS
23,580	EPR Properties		910,188
57,887	Global Medical REIT, Inc.		529,087
64,075	UMH Properties, Inc.		1,123,876
Total for Real Estate Investment Trusts (Cost $2,079,771)			2,563,151	3.75%

MONEY MARKET FUNDS
1,643,161	Fidelity Investments Money Market Government Portfolio -
	Class I 2.87% **		1,643,161	2.41%
	(Cost $1,643,161)

Total Investment Securities			68,398,995	100.11%
	(Cost $52,115,600)

Liabilities in Excess of Other Assets			(76,688)	-0.11%

Net Assets			$ 68,322,307	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at October 31, 2022.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at October 31, 2022, was $52,115,600. At October 31, 2022, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

	Unrealized Appreciation		$ 18,124,824
	Unrealized Depreciation		(1,841,429)
	Unrealized Appreciation		$ 16,283,395

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Valuation Committee believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Committee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued pursuant to the Fair Value Pricing procedures. The Board maintains responsibility for fair value determinations under Rule 2a-5 of the 1940 Act and oversees the Valuation Committee.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

It is incumbent upon the Valuation Committee to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Committee would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of October 31, 2022:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 64,192,683	$ -	$ -	$ 64,192,683
Real Estate Investment Trusts	2,563,151	-	-	2,563,151
Money Market Funds	1,643,161	-	-	1,643,161
Total	$ 68,398,995	$ -	$ -	$ 68,398,995

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the fiscal quarter ended October 31, 2022.